Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (50,491)	$ (67,505)	$ (185,418)
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) gains arising during period	1,649	7,721	(1,765)
Less: reclassification adjustment for gains included in net income	(88)	(1,098)	(2,842)
Reclassification adjustment for net impairment loss recognized in earnings		148	808
Reclassification adjustment for portion of impairment loss recognized in other comprehensive loss			(2,198)
Other comprehensive income (loss)	1,561	6,771	(5,997)
COMPREHENSIVE LOSS	$ (48,930)	$ (60,734)	$ (191,415)